CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net income of year		$ 108,194,856	$ 145,645,660	$ 322,084,531
Components of other comprehensive income that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans		(1,859,692)	(4,127,305)	(1,263,781)
Other comprehensive income that will not be reclassified to income for the year, before taxes		(1,859,692)	(4,127,305)	(1,263,781)
Components of other comprehensive income that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation		(55,220,514)	17,077,670	37,990,079
Gains (losses) on cash flow hedges		4,068,855	345,986	63,008
Other comprehensive income that will be reclassified to income for the year, before taxes		(51,151,659)	17,423,656	38,053,087
Other comprehensive income, before tax		(53,011,351)	13,296,351	36,789,306
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year
Income tax relating to defined benefit plans		488,246	1,107,699	339,533
Income taxes related to components of other comprehensive income that will not be reclassified to income for the year		488,246	1,107,699	339,533
Income taxes related to components of other comprehensive income that will be reclassified to income for the year
Income tax relating to cash flow hedges		(1,098,591)	(93,416)	(16,196)
Income taxes related to components of other comprehensive income that will be reclassified to income for the year		(1,098,591)	(93,416)	(16,196)
Total other comprehensive income and expense		(53,621,696)	14,310,634	37,112,643
Comprehensive income (expense)	[1]	54,573,160	159,956,294	359,197,174
Comprehensive income (expense) attributable to:
Equity holders of the parent		45,778,810	143,626,508	341,548,106
Non-controlling interests		8,794,350	16,329,786	17,649,068
Comprehensive income (expense)	[1]	$ 54,573,160	$ 159,956,294	$ 359,197,174

[1]	See Note 28 - Common Shareholders’ Equity.